TIAA-CREF FUNDS

SUPPLEMENT NO. 1
dated May 25, 2010
to the February 1, 2010 Summary Prospectus
for the Small-Cap Equity Fund

INVESTMENT MANAGEMENT FEES; ACQUIRED FUND FEES AND EXPENSES

Effective as of May 1, 2010, the TIAA-CREF Funds (the “Trust”) and Teachers Advisors, Inc. (“Advisors”) agreed to have Advisors waive a portion of the management fees charged by Advisors to the TIAA-CREF Small-Cap Equity Fund (the “Fund”). In addition, changes are being made to the Fees and Expenses table in the summary prospectus for the Fund to add a new entry for Acquired Fund Fees and Expenses. Accordingly, the following table and related footnotes shall replace in its entirety the current table and footnotes under the section entitled “Annual Fund Operating Expenses” on page 2 of the Fund’s summary prospectus:

	Retail Class	Retirement Class	Premier Class	Institutional Class

Management Fees	0.48%	0.48%	0.48%	0.48%
Distribution (Rule 12b-1) Fees[1]	0.25%	—	0.15%	—
Other Expenses[2]	0.40%	0.34%	0.09%	0.09%
Acquired Fund Fees and Expenses[3]	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	1.17%	0.86%	0.76%	0.61%
Waivers and Expense Reimbursements[4,5]	0.19%	0.02%	0.02%	0.02%
Net Annual Fund Operating Expenses	0.98%	0.84%	0.74%	0.59%

[1]

The Retail and Premier Classes of the Fund have each adopted a Distribution (12b-1) Plan that reimburses and compensates, respectively, the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for providing distribution, promotional and shareholder services to the Retail and Premier Class shares at the annual rate of 0.25% and 0.15% of average daily net assets attributable to Retail and Premier Class shares, respectively. Although historically reimbursements under this Plan for Retail Class shares have been waived by TPIS, effective August 1, 2009, this waiver terminated. Therefore, because the termination has been in effect for only a partial year for Retail Class shares, the amounts shown in the “Net Annual Fund Operating Expenses” column above are estimated to be the expense ratios that Retail Class shareholders will actually pay.

[2]	For the Premier Class, Other Expenses are estimates for the current fiscal year due to the recent commencement of operations of the share class.
[3]

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s 2009 annual report.

[4]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”) has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.94% of average daily net assets for Retail Class shares; (ii) 0.80% of average daily net assets for Retirement Class shares; (iii) 0.70% of average daily net assets for Premier Class shares; and (iv) 0.55% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least January 31, 2011, unless changed with approval of the Board of Trustees.

[5]

Advisors has agreed to waive a portion of the the management fees for the period May 1, 2010 through April 30, 2011. This commitment may only be amended prior to its expiration date with approval of the Board of Trustees.

A12260 (5/10)

EXPENSE EXAMPLE

As a result of the voluntary reduction in investment management fees charged to the Fund described above, the Expense Example in the Fund’s summary prospectus has been updated. Accordingly, the following table shall replace in its entirety the current table under the section entitled “Example” on pages 2-3 of the Fund’s summary prospectus:

	Retail Class	Retirement Class	Premier Class	Institutional Class

1 Year	$100	$86	$76	$60
3 Years	$353	$272	$241	$193
5 Years	$625	$475	$420	$338
10 Years	$1,403	$1,059	$940	$760

TIAA-CREF FUNDS

SUPPLEMENT NO. 1
dated May 25, 2010
to the February 1, 2010 Prospectus
for the Small-Cap Equity Fund

INVESTMENT MANAGEMENT FEES; ACQUIRED FUND FEES AND EXPENSES

Effective as of May 1, 2010, the TIAA-CREF Funds (the “Trust”) and Teachers Advisors, Inc. (“Advisors”) agreed to have Advisors waive a portion of the management fees charged by Advisors to the TIAA-CREF Small-Cap Equity Fund (the “Fund”). In addition, changes are being made to the Fees and Expenses table in the prospectus for the Fund to add a new entry for Acquired Fund Fees and Expenses. Accordingly, the following table and related footnotes shall replace in its entirety the current table and footnotes under the section entitled “Annual Fund Operating Expenses” on page 3 of the Fund’s prospectus:

	Retail Class	Retirement Class	Premier Class	Institutional Class

Management Fees	0.48%	0.48%	0.48%	0.48%
Distribution (Rule 12b-1) Fees[1]	0.25%	—	0.15%	—
Other Expenses[2]	0.40%	0.34%	0.09%	0.09%
Acquired Fund Fees and Expenses[3]	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	1.17%	0.86%	0.76%	0.61%
Waivers and Expense Reimbursements[4,5]	0.19%	0.02%	0.02%	0.02%
Net Annual Fund Operating Expenses	0.98%	0.84%	0.74%	0.59%

[1]

The Retail and Premier Classes of the Fund have each adopted a Distribution (12b-1) Plan that reimburses and compensates, respectively, the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for providing distribution, promotional and shareholder services to the Retail and Premier Class shares at the annual rate of 0.25% and 0.15% of average daily net assets attributable to Retail and Premier Class shares, respectively. Although historically reimbursements under this Plan for Retail Class shares have been waived by TPIS, effective August 1, 2009, this waiver terminated. Therefore, because the termination has been in effect for only a partial year for Retail Class shares, the amounts shown in the “Net Annual Fund Operating Expenses” column above are estimated to be the expense ratios that Retail Class shareholders will actually pay.

[2]	For the Premier Class, Other Expenses are estimates for the current fiscal year due to the recent commencement of operations of the share class.

[3]

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s 2009 annual report.

[4]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”) has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.94% of average daily net assets for Retail Class shares; (ii) 0.80% of average daily net assets for Retirement Class shares; (iii) 0.70% of average daily net assets for Premier Class shares; and (iv) 0.55% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least January 31, 2011, unless changed with approval of the Board of Trustees.

[5]

Advisors has agreed to waive a portion of the management fees for the period May 1, 2010 through April 30, 2011. This commitment may only be amended prior to its expiration date with approval of the Board of Trustees.

EXPENSE EXAMPLE

As a result of the voluntary reduction in investment management fees charged to the Fund described above, the Expense Example in the Fund’s prospectus has been updated. Accordingly, the following table shall replace in its entirety the current table under the section entitled “Example” on page 4 of the Fund’s prospectus:

	Retail Class	Retirement Class	Premier Class	Institutional Class

1 Year	$100	$86	$76	$60
3 Years	$353	$272	$241	$193
5 Years	$625	$475	$420	$338
10 Years	$1,403	$1,059	$940	$760

INVESTMENT MANAGEMENT FEE TABLE

As a result of the reduction in investment management fees charged to the Fund described above, the Investment Management Fee table in the Fund’s prospectus has been updated. Accordingly, the following table and related footnotes shall replace in its entirety the current table and related footnotes under the section entitled “Investment Management Fees” on page 14 of the Fund’s prospectus:

	Assets Under Management (Billions)	Fee Rate† (average daily net assets)

Small-Cap Equity Fund*	$0.00 – $0.5	0.48%
	Over $0.5 - $0.75	0.46%
	Over $0.75 - $1.00	0.44%
	Over $1.00	0.42%

†

Advisors has agreed to waive a portion of the management fees for the period May 1, 2010 through April 30, 2011. This commitment may only be amended prior to its expiration date with approval of the Board of Trustees. The new management fee range after the waiver is 0.40%-0.45% of average daily net assets of the Fund.

*	For the fiscal year ended September 30, 2009, the effective annual fee rate was 0.48% for the Fund.

A12252 (5/10)

TIAA-CREF FUNDS

SUPPLEMENT NO. 1
dated May 25, 2010
to the February 1, 2010 Summary Prospectus
and the February 1, 2010 Prospectus
for the Large-Cap Growth Index Fund

80% TEST IN PRINCIPAL INVESTMENT STRATEGIES

The current reference to the 80% test in the “Principal Investment Strategies” section of the Fund’s prospectus is being revised. Accordingly, the following bolded words are hereby added to the first sentence of the section entitled “Principal Investment Strategies” on page 3 of the Fund’s summary prospectus and page 4 of the Fund’s prospectus:

“Under normal circumstances, the Fund invests at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in securities of its benchmark index (the Russell 1000® Growth Index) and in large-cap securities.”

A12255 (5/10)

TIAA-CREF FUNDS

SUPPLEMENT NO. 1
dated May 25, 2010
to the February 1, 2010 Summary Prospectus
and the February 1, 2010 Prospectus
for the Large-Cap Value Index Fund

80% TEST IN PRINCIPAL INVESTMENT STRATEGIES

The current reference to the 80% test in the “Principal Investment Strategies” section of the Fund’s prospectus is being revised. Accordingly, the following bolded words are hereby added to the first sentence of the section entitled “Principal Investment Strategies” on page 3 of the Fund’s summary prospectus and page 4 of the Fund’s prospectus:

“Under normal circumstances, the Fund invests at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in securities of its benchmark index (the Russell 1000® Value Index) and in large-cap securities.”

A12247 (5/10)

TIAA-CREF FUNDS

SUPPLEMENT NO. 1
dated May 25, 2010
to the February 1, 2010 Summary Prospectus
and the February 1, 2010 Prospectus
for the Equity Index Fund

80% TEST IN PRINCIPAL INVESTMENT STRATEGIES

The current reference to the 80% test in the “Principal Investment Strategies” section of the Fund’s prospectus is being revised. Accordingly, the following bolded words are hereby added to the first sentence of the section entitled “Principal Investment Strategies” on page 3 of the Fund’s summary prospectus and page 4 of the Fund’s prospectus:

“Under normal circumstances, the Fund invests at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in securities of its benchmark index (the Russell 3000® Index) and in equity securities.”

A12246 (5/10)

TIAA-CREF FUNDS

SUPPLEMENT NO. 1
dated May 25, 2010
to the February 1, 2010 Summary Prospectus
for the Small-Cap Blend Index Fund

RETIREMENT CLASS TICKER SYMBOL

The reference to the Retirement Class ticker symbol on the cover page of the summary prospectus for the TIAA-CREF Small-Cap Blend Index Fund (the “Fund”) is being corrected. Accordingly, the following ticker symbol for Retirement Class shares of the Fund hereby replaces in its entirety the ticker symbol for Retirement Class shares on the cover page of the Fund’s summary prospectus: “TRBIX.”

ACQUIRED FUND FEES AND EXPENSES

Changes are being made to the Fees and Expenses table in the summary prospectus for the Fund to add a new entry for Acquired Fund Fees and Expenses. Accordingly, the following table and related footnotes shall replace in its entirety the current table and footnotes under the section entitled “Annual Fund Operating Expenses” on page 2 of the Fund’s summary prospectus:

	Retirement Class	Institutional Class

Management Fees	0.04%	0.04%
Other Expenses	0.38%	0.13%
Acquired Fund Fees and Expenses[1]	0.06%	0.06%
Total Annual Fund Operating Expenses	0.48%	0.23%
Waivers and Expense Reimbursements[2]	0.08%	0.08%
Net Annual Fund Operating Expenses	0.40%	0.15%

[1]

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s 2009 annual report.

[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”) has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed (i) 0.34% of average daily net assets for Retirement Class shares and (ii) 0.09% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least January 31, 2011, unless changed with approval of the Board of Trustees.

A12261 (5/10)

EXPENSE EXAMPLE

As a result of the addition of Acquired Fund Fees and Expenses as described above, the Expense Example in the Fund’s summary prospectus has been updated. Accordingly, the following table shall replace in its entirety the current table under the section entitled “Example” on page 2 of the Fund’s summary prospectus:

	Retirement Class	Institutional Class

1 Year	$41	$15
3 Years	$146	$66
5 Years	$261	$121
10 Years	$596	$285

80% TEST IN PRINCIPAL INVESTMENT STRATEGIES

The current reference to the 80% test in the “Principal Investment Strategies” section of the Fund’s summary prospectus is being revised. Accordingly, the following bolded words are hereby added to the first sentence of the section entitled “Principal Investment Strategies” on page 3 of the Fund’s summary prospectus:

“Under normal circumstances, the Fund invests at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in securities of its benchmark index (the Russell 2000® Index) and in small-cap securities.”

TIAA-CREF FUNDS

SUPPLEMENT NO. 1
dated May 25, 2010
to the February 1, 2010 Prospectus
for the Small-Cap Blend Index Fund

ACQUIRED FUND FEES AND EXPENSES

Changes are being made to the Fees and Expenses table in the prospectus for the Fund to add a new entry for Acquired Fund Fees and Expenses. Accordingly, the following table and related footnotes shall replace in its entirety the current table and footnotes under the section entitled “Annual Fund Operating Expenses” on pages 3 and 4 of the Fund’s prospectus:

	Retirement Class	Institutional Class

Management Fees	0.04%	0.04%
Other Expenses	0.38%	0.13%
Acquired Fund Fees and Expenses[1]	0.06%	0.06%
Total Annual Fund Operating Expenses	0.48%	0.23%
Waivers and Expense Reimbursements[2]	0.08%	0.08%
Net Annual Fund Operating Expenses	0.40%	0.15%

[1]

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which they invest. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s 2009 annual report.

[2]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”) has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed (i) 0.34% of average daily net assets for Retirement Class shares and (ii) 0.09% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least January 31, 2011, unless changed with approval of the Board of Trustees.

EXPENSE EXAMPLE

As a result of the addition of a new entry for Acquired Fund Fees and Expenses as described above, the Expense Example in the Fund’s prospectus has been updated. Accordingly, the following table shall replace in its entirety the current table under the section entitled “Example” on page 4 of the Fund’s prospectus:

	Retirement Class	Institutional Class

1 Year	$41	$15
3 Years	$146	$66
5 Years	$261	$121
10 Years	$596	$285

80% TEST IN PRINCIPAL INVESTMENT STRATEGIES

The current reference to the 80% test in the “Principal Investment Strategies” section of the Fund’s prospectus is being revised. Accordingly, the following bolded words are hereby added to the first sentence of the section entitled “Principal Investment Strategies” on page 4 of the Fund’s prospectus:

“Under normal circumstances, the Fund invests at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in securities of its benchmark index (the Russell 2000® Index) and in small-cap securities.”

A12248 (5/10)

TIAA-CREF FUNDS

SUPPLEMENT NO. 1
dated May 25, 2010
to the February 1, 2010 Summary Prospectus
and the February 1, 2010 Prospectus
for the International Equity Index Fund

INVESTMENT OBJECTIVE

The reference to the investment objective in the prospectus for the TIAA-CREF International Equity Index Fund (the “Fund”) is being revised to correct a clerical error. This change will not result in a change in the management of the Fund’s portfolio. Accordingly, the following bolded words are hereby added to the description of the investment objective for the Fund under the section entitled “Investment Objective” on page 1 of the Fund’s summary prospectus and page 3 of the Fund’s prospectus:

“The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index.”

80% TEST IN PRINCIPAL INVESTMENT STRATEGIES

The current reference to the 80% test in the “Principal Investment Strategies” section of the Fund’s prospectus is being revised. Accordingly, the following bolded words are hereby added to the second sentence of the section entitled “Principal Investment Strategies” on page 3 of the Fund’s summary prospectus and page 5 of the Fund’s prospectus:

“The Fund has a policy of investing, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in securities of its benchmark index (the MSCI EAFE® Index) and in foreign equity securities.”

A12254 (5/10)

TIAA-CREF FUNDS

SUPPLEMENT NO. 1
dated May 25, 2010
to the February 1, 2010 Summary Prospectus
and the February 1, 2010 Prospectus
for the Managed Allocation Fund

ADJUSTMENT IN PERCENTAGE FOR UNDERLYING FUND INVESTMENTS

The current reference to adjustments in the percentage of investments in underlying funds in the Fund’s prospectus is being updated. Accordingly, the following sentence hereby replaces in its entirety the third sentence of the fourth full paragraph of the section entitled “Principal Investment Strategies” on pages 3-5 of the Fund’s summary prospectus and pages 5-7 of the Fund’s prospectus (language in bold has been added):

“If Advisors believes that the relative attractiveness of the markets in which the equity and fixed-income funds are invested changes, it can adjust the percentage of investments in these underlying funds up or down by 10%.”

A12253 (5/10)

TIAA-CREF FUNDS

SUPPLEMENT NO. 1
dated May 25, 2010
to the February 1, 2010 Summary Prospectus
for the Inflation-Linked Bond Fund

INVESTMENT MANAGEMENT FEES

Effective as of May 1, 2010, the TIAA-CREF Funds (the “Trust”) and Teachers Advisors, Inc. (“Advisors”) agreed to a contractual reduction in the investment management fees charged by Advisors to the TIAA-CREF Inflation-Linked Bond Fund (the “Fund”). Accordingly, the following table and related footnotes shall replace in its entirety the current table and footnotes under the section entitled “Annual Fund Operating Expenses” on page 2 of the Fund’s summary prospectus:

	Retail Class	Retirement Class	Premier Class	Institutional Class

Management Fees[1]	0.25%	0.25%	0.25%	0.25%
Distribution (Rule 12b-1) Fees[2]	0.25%	—	0.15%	—
Other Expenses[3]	0.20%	0.34%	0.09%	0.09%
Total Annual Fund Operating Expenses	0.70%	0.59%	0.49%	0.34%
Waivers and Expense Reimbursements[4]	0.00%	0.00%	0.00%	0.00%
Net Annual Fund Operating Expenses	0.70%	0.59%	0.49%	0.34%

[1]

The management fees have been restated to reflect current fees under an amendment dated May 1, 2010 (the “Amendment”) to the Fund’s Investment Management Agreement dated February 1, 2006 with Teachers Advisors, Inc. The changes to the management fees under the Amendment became effective as of May 1, 2010.

[2]

The Retail and Premier Classes of the Fund have each adopted a Distribution (12b-1) Plan that reimburses and compensates, respectively, the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for providing distribution, promotional and shareholder services to the Retail and Premier Class shares at the annual rate of 0.25% and 0.15% of average daily net assets attributable to Retail and Premier Class shares, respectively. Although historically reimbursements under this Plan for Retail Class shares have been waived by TPIS, effective August 1, 2009, this waiver terminated. Therefore, because the termination has been in effect for only a partial year for Retail Class shares, the amounts shown in the “Net Annual Fund Operating Expenses” column above are estimated to be the expense ratios that Retail Class shareholders will actually pay.

[3]	For the Premier Class, Other Expenses are estimates for the current fiscal year due to the recent commencement of operations of the share class.
[4]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”) has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.70% of average daily net assets for Retail Class shares; (ii) 0.60% of average daily net assets for Retirement Class shares; (iii) 0.50% of average daily net assets for Premier Class shares; and (iv) 0.35% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least January 31, 2011, unless changed with approval of the Board of Trustees.

A12262 (5/10)

EXPENSE EXAMPLE

As a result of the contractual reduction in investment management fees charged to the Fund described above, the Expense Example in the Fund’s summary prospectus has been updated. Accordingly, the following table shall replace in its entirety the current table under the section entitled “Example” on page 3 of the Fund’s summary prospectus:

	Retail Class	Retirement Class	Premier Class	Institutional Class

1 Year	$72	$60	$50	$35
3 Years	$224	$189	$157	$109
5 Years	$390	$329	$274	$191
10 Years	$871	$738	$616	$431

TIAA-CREF FUNDS

SUPPLEMENT NO. 1
dated May 25, 2010
to the February 1, 2010 Prospectus
for the Inflation-Linked Bond Fund

INVESTMENT MANAGEMENT FEES

Effective as of May 1, 2010, the TIAA-CREF Funds (the “Trust”) and Teachers Advisors, Inc. (“Advisors”) agreed to a contractual reduction in the investment management fees charged by Advisors to the TIAA-CREF Inflation-Linked Bond Fund (the “Fund”). Accordingly, the following table and related footnotes shall replace in its entirety the current table and footnotes under the section entitled “Annual Fund Operating Expenses” on page 3 of the Fund’s prospectus:

	Retail Class	Retirement Class	Premier Class	Institutional Class

Management Fees[1]	0.25%	0.25%	0.25%	0.25%
Distribution (Rule 12b-1) Fees[2]	0.25%	—	0.15%	—
Other Expenses[3]	0.20%	0.34%	0.09%	0.09%
Total Annual Fund Operating Expenses	0.70%	0.59%	0.49%	0.34%
Waivers and Expense Reimbursements[4]	0.00%	0.00%	0.00%	0.00%
Net Annual Fund Operating Expenses	0.70%	0.59%	0.49%	0.34%

[1]

The management fees have been restated to reflect current fees under an amendment dated May 1, 2010 (the “Amendment”) to the Fund’s Investment Management Agreement dated February 1, 2006 with Teachers Advisors, Inc. The changes to the management fees under the Amendment became effective as of May 1, 2010.

[2]

The Retail and Premier Classes of the Fund have each adopted a Distribution (12b-1) Plan that reimburses and compensates, respectively, the Fund’s distributor, Teachers Personal Investors Services, Inc. (“TPIS”), for providing distribution, promotional and shareholder services to the Retail and Premier Class shares at the annual rate of 0.25% and 0.15% of average daily net assets attributable to Retail and Premier Class shares, respectively. Although historically reimbursements under this Plan for Retail Class shares have been waived by TPIS, effective August 1, 2009, this waiver terminated. Therefore, because the termination has been in effect for only a partial year for Retail Class shares, the amounts shown in the “Net Annual Fund Operating Expenses” column above are estimated to be the expense ratios that Retail Class shareholders will actually pay.

[3]	For the Premier Class, Other Expenses are estimates for the current fiscal year due to the recent commencement of operations of the share class.
[4]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”) has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.70% of average daily net assets for Retail Class shares; (ii) 0.60% of average daily net assets for Retirement Class shares; (iii) 0.50% of average daily net assets for Premier Class shares; and (iv) 0.35% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least January 31, 2011, unless changed with approval of the Board of Trustees.

EXPENSE EXAMPLE

As a result of the contractual reduction in investment management fees charged to the Fund described above, the Expense Example in the Fund’s prospectus has been updated. Accordingly, the following table shall replace in its entirety the current table under the section entitled “Example” on page 4 of the Fund’s prospectus:

	Retail Class	Retirement Class	Premier Class	Institutional Class

1 Year	$72	$60	$50	$35
3 Years	$224	$189	$157	$109
5 Years	$390	$329	$274	$191
10 Years	$871	$738	$616	$431

INVESTMENT MANAGEMENT FEE TABLE

As a result of the contractual reduction in investment management fees charged to the Fund described above, the Investment Management Fee table in the Fund’s prospectus has been updated. Accordingly, the following table and related footnotes shall replace in its entirety the current table and related footnotes under the section entitled “Investment Management Fees” on page 14 of the Fund’s prospectus:

	Assets Under Management (Billions)	Fee Rate (average daily net assets)

Inflation-Linked Bond Fund	$0.00 – $1.0	0.25%
	Over $1.0 – $2.5	0.24%
	Over $2.5 – $4.0	0.23%
	Over $4.0	0.22%

A12249 (5/10)

TIAA-CREF FUNDS

SUPPLEMENT NO. 1
dated May 25, 2010
to the February 1, 2010 Prospectus
for the Bond Index Fund

RULE 12b-1 COMPENSATION PLAN

Various references to the Fund’s Rule 12b-1 plan are being revised in the Fund’s prospectus. Accordingly, the following sentence hereby replaces in its entirety the second sentence of the first paragraph of the section entitled “Retail Class” on page 16 of the Fund’s prospectus (language in bold has been added):

“The Fund has adopted a distribution plan under Rule 12b-1 with respect to Retail Class shares that allows the Fund to compensate TPIS and other entities for expenses related to the sale and promotion of Retail Class shares.”

In addition, the following sentence hereby replaces in its entirety the first sentence of the second paragraph of the section entitled “Retail Class” on page 16 of the Fund’s prospectus (language in bold has been added):

“Under the plan, the Fund may compensate TPIS or another entity up to 0.25% of average daily net assets attributable to Retail Class shares for distribution and promotion-related expenses as well as shareholder services.”

A12250 (5/10)

TIAA-CREF FUNDS

SUPPLEMENT NO. 1
dated May 25, 2010
to the February 1, 2010 Summary Prospectus
for the Money Market Fund

PRINCIPAL INVESTMENT STRATEGIES

Primarily as a result of recent amendments to Rule 2a-7 under the Investment Company Act of 1940, the TIAA-CREF Money Market Fund (the “Fund”) is making several changes to the “Principal Investment Strategies” section of the Fund’s summary prospectus. Accordingly, the first sentence in the lead in to the second paragraph of the section entitled “Principal Investment Strategies” on page 3 of the Fund’s summary prospectus is being revised as follows (language in bold has been added):

          “The Fund invests in debt obligations with a remaining maturity of 397 days or less, such as:”

The first sentence of the third paragraph of the section entitled “Principal Investment Strategies” on page 3 of the Fund’s summary prospectus is being revised and replaced in its entirety to read as follows (language in bold has been added):

          “The Money Market Fund maintains a dollar weighted average maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less. The Fund limits its investments to securities that present minimal credit risk and are rated in the highest rating categories for short-term instruments.”

PRINCIPAL INVESTMENT RISKS

The first bullet point for “Current Income Risk” under the section entitled “Principal Investment Risks” on page 4 of the Fund’s summary prospectus is being revised and replaced in its entirety to read as follows (language in bold has been added):

“ •

Current Income Risk – The risk that income the Fund receives may fall as a result of a decline in interest rates. In a low interest rate environment, the Fund may not be able to achieve a positive or zero yield or maintain a stable net asset value of $1.00 per share.”

A new risk, “Credit Risk”, is being added to immediately follow “Company Risk” in the section entitled “Principal Investment Risks” on page 4 of the Fund’s summary prospectus as follows:

“ •	Credit Risk (a type of Company Risk) – The risk that a decline in a company’s financial position may prevent it from making principal and interest payments on fixed-income securities when due.”

A11263 (5/10)

TIAA-CREF FUNDS

SUPPLEMENT NO. 1
dated May 25, 2010
to the February 1, 2010 Prospectus
for the Money Market Fund

PRINCIPAL INVESTMENT STRATEGIES

Primarily as a result of recent amendments to Rule 2a-7 under the Investment Company Act of 1940, the TIAA-CREF Money Market Fund (the “Fund”) is making several changes to the “Principal Investment Strategies” section of the Fund’s prospectus. Accordingly, the first sentence in the lead in to the second paragraph of the section entitled “Principal Investment Strategies” on page 4 of the Fund’s prospectus is being revised as follows (language in bold has been added):

“The Fund invests in debt obligations with a remaining maturity of 397 days or less, such as:”

The first sentence of the third paragraph of the section entitled “Principal Investment Strategies” on page 5 of the Fund’s prospectus is being revised and replaced in its entirety as follows (language in bold has been added):

“The Money Market Fund maintains a dollar weighted average maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less. The Fund limits its investments to securities that present minimal credit risk and are rated in the highest rating categories for short-term instruments.”

PRINCIPAL INVESTMENT RISKS

The first bullet point for “Current Income Risk” under the section entitled “Principal Investment Risks” on page 5 of the Fund’s prospectus is being revised and replaced in its entirety to read as follows (language in bold has been added):

“•

Current Income Risk—The risk that income the Fund receives may fall as a result of a decline in interest rates. In a low interest rate environment, the Fund may not be able to achieve a positive or zero yield or maintain a stable net asset value of $1.00 per share.”

A new risk, “Credit Risk”, is being added to immediately follow “Company Risk” in the section entitled “Principal Investment Risks” on page 5 of the Fund’s prospectus as follows:

“•	Credit Risk (a type of Company Risk)—The risk that a decline in a company’s financial position may prevent it from making principal and interest payments on fixed-income securities when due.”

ADDITIONAL INFORMATION ON PRINCIPAL INVESTMENT RISKS OF THE FUND

A new risk, “Credit Risk”, is being added to immediately follow “Company Risk” in the section entitled “Additional Information on Principal Investment Risks of the Fund” on page 10 of the Fund’s prospectus as follows:

“• Credit Risk (a type of Company Risk)—The risk that a decline in a company’s financial position may prevent it from making principal and interest payments on fixed-income securities when due. Credit risk relates to the possibility that the issuer could default on its obligations, thereby causing the Fund to lose its investment in the security. Credit risk is heightened in times of market turmoil when perceptions of a company’s credit risk can quickly change and even large, well-established companies may deteriorate rapidly with little or no warning. Credit risk is also heightened in the case of investments in lower-rated, high-yield fixed-income securities because their issuers are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade securities, they are more likely to encounter financial difficulties and to be materially affected by such difficulties. High-yield securities may also be relatively more illiquid, therefore they may be more difficult to purchase or sell.”

NON-PRINCIPAL INVESTMENT STRATEGIES

The first sentence under the section entitled “Non-Principal Investment Strategies” on page 11 of the Fund’s prospectus is being revised and replaced in its entirety to read as follows (language in bold has been added):

“The Fund seeks to maintain a stable net asset value of $1.00 per share of the Money Market Fund by investing in assets that present minimal credit risk, maintain an average weighted maturity of 60 days or less and an average life to-maturity of 120 days or less, and invest all of the Fund’s assets in U.S. dollar-denominated securities or other instruments maturing in 397 days or less.”

CALCULATING SHARE PRICE

The second paragraph, starting “If the Fund invests in foreign securities that are primarily listed…”, under the section entitled “Calculating Share Price” on page 16 of the Fund’s prospectus is hereby removed in its entirety from the Fund’s prospectus.

REDEEMING SHARES

The following sentence is hereby added to the end of each of the sections entitled “Redeeming Shares-Retail Class, “Redeeming Shares-Retirement Class”, “Redeeming Shares-Premier Class” and “Redeeming Shares-Institutional Class” on pages 26, 34, 44 and 52, respectively, of the Fund’s prospectus:

“The Fund reserves the right to suspend the right of shareholder redemption or postpone the date of payment for more than seven days to the extent permitted by law.”

A12251 (5/10)

TIAA-CREF LIFECYCLE INDEX FUNDS
(a series of the TIAA-CREF Funds)

SUPPLEMENT NO. 1
dated May 25, 2010
to the February 1, 2010 Summary Prospectus
for the
Lifecycle Index 2010 Fund
Lifecycle Index 2015 Fund
Lifecycle Index 2020 Fund
Lifecycle Index 2025 Fund
Lifecycle Index 2030 Fund
Lifecycle Index 2035 Fund
Lifecycle Index 2040 Fund
Lifecycle Index 2045 Fund
Lifecycle Index 2050 Fund
Lifecycle Index Retirement Income Fund

FEE AND EXPENSE TABLE

The current language in footnote 1 to the Fee and Expense table in each Fund’s summary prospectus is being revised. Accordingly, the following sentence hereby replaces in its entirety the first sentence in footnote 1 to the “Annual Fund Operating Expenses” table on page 2 of each Fund’s summary prospectus (language in bold has been added):

“TPIS has contractually agreed not to seek payment of the 12b-1 fee for the Retirement Class Shares through January 31, 2011.”

PORTFOLIO MANAGEMENT

The dates for each portfolio manager’s “Experience on Fund” are being updated in each Fund’s summary prospectus. Accordingly, each of the entries for “Experience on Fund” in the table under the section entitled “Portfolio Managers” on page 7 of the summary prospectuses for the Lifecycle Index 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045 and 2050 Funds, and each of the entries for “Experience on Fund” in the table under the section entitled “Portfolio Managers” on page 6 of the summary prospectus for the Lifecycle Index Retirement Income Fund, are being revised in their entirety and replaced with the following language: “since 2009.”

A12264 (5/10)

TIAA-CREF LIFECYCLE INDEX FUNDS
(a series of the TIAA-CREF Funds)

SUPPLEMENT NO. 2
dated May 25, 2010
to the February 1, 2010 Prospectus
for the
Lifecycle Index 2010 Fund
Lifecycle Index 2015 Fund
Lifecycle Index 2020 Fund
Lifecycle Index 2025 Fund
Lifecycle Index 2030 Fund
Lifecycle Index 2035 Fund
Lifecycle Index 2040 Fund
Lifecycle Index 2045 Fund
Lifecycle Index 2050 Fund
Lifecycle Index Retirement Income Fund

FEE AND EXPENSE TABLE

The current language in footnote 1 to the Fee and Expense table in the Funds’ prospectus is being revised. Accordingly, the following sentence hereby replaces in its entirety the first sentence in footnote 1 to the “Annual Fund Operating Expenses” tables on pages 7, 14, 22, 30, 38, 46, 54, 62, 70 and 78 of the Funds’ prospectus (language in bold has been added):

“TPIS has contractually agreed not to seek payment of the 12b-1 fee for the Retirement Class Shares through January 31, 2011.”

PREMIER AND INSTITUTIONAL SHARE CLASS TICKER SYMBOLS FOR RETIREMENT INCOME FUND

The current references to the ticker symbols for Premier and Institutional Class shares are incorrect in the prospectus for the TIAA-CREF Lifecycle Index Retirement Income Fund (the “Retirement Income Fund”). Accordingly, the references to the ticker symbols for the Premier and Institutional Class shares of the Retirement Income Fund on the cover page for the “Summary Information” section on page 6 of the Funds’ prospectus are being replaced in their entirety and revised to read as follows: “Premier: TLIPX Institutional: TRILX”

INSTITUTIONAL SHARE CLASS TICKER SYMBOL FOR 2010 FUND

The current reference to the ticker symbol for Institutional Class shares is incorrect in the prospectus for the TIAA-CREF Lifecycle Index 2010 Fund (the “2010 Fund”). Accordingly, the reference to the ticker symbol for the Institutional Class shares of the 2010 Fund on the cover page for the “Summary Information” section on page 13 of the Funds’ prospectus is being replaced in its entirety and revised to read as follows: “Institutional: TLTIX”

PREMIER SHARE CLASS TICKER SYMBOL FOR 2040 FUND

The current reference to the ticker symbol for Premier Class shares is incorrect in the prospectus for the TIAA-CREF Lifecycle Index 2040 Fund (the “2040 Fund”). Accordingly, the reference to the ticker symbol for the Premier Class shares of the 2040 Fund on the cover page for the “Summary Information” section on page 61 of the Funds’ prospectus is being replaced in its entirety and revised to read as follows: “Premier: TLPRX.”

PORTFOLIO MANAGEMENT

The dates for each portfolio manager’s “Experience on Fund” are being updated in the Funds’ prospectus. Accordingly, each of the entries for “Experience on Fund” in the tables under the section entitled “Portfolio Managers” on pages 11, 19, 27, 35, 43, 51, 59, 67, 75 and 83 of the Funds’ prospectus are being revised in their entirety and replaced with the following language: “since 2009.”

PRINCIPAL INVESTMENT STRATEGIES

Certain changes are being made to the sections entitled “Principal Investment Strategies” in the Funds’ prospectus. Accordingly, the following sentence hereby replaces in its entirety the first sentence of the third paragraph under the section entitled “Principal Investment Strategies” on pages 15 , 23, 31, 39, 47, 55, 63, 71 and 79 of the Funds’ prospectus to read as follows (bolded language has been added):

“The Fund’s target market sector allocations to Underlying Funds include the TIAA-CREF Equity Index Fund (U.S. Equity); International Equity Index Fund (International Equity); Bond Index Fund (Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).”

A12259 (5/10)

TIAA-CREF FUNDS

SUPPLEMENT NO. 2
dated May 25, 2010
to the
February 1, 2010 Statement of Additional Information (“SAI”)

COVER PAGE TICKER SYMBOLS

The cover page to the SAI is being revised to include references to the different share class ticker symbols for each of the funds. Accordingly, the following table hereby replaces the current table listing each fund on the cover page of the SAI:

Tickers by Class

	Retail	Retirement	Premier	Institutional

Growth & Income Fund	TIIRX	TRGIX	TRPGX	TIGRX
International Equity Fund	TIERX	TRERX	TREPX	TIIEX
Large-Cap Growth Fund	TIRTX	TILRX	TILPX	TILGX
Large-Cap Value Fund	TCLCX	TRLCX	TRCPX	TRLIX
Mid-Cap Growth Fund	TCMGX	TRGMX	TRGPX	TRPWX
Mid-Cap Value Fund	TCMVX	TRVRX	TRVPX	TIMVX
Small-Cap Equity Fund	TCSEX	TRSEX	TSRPX	TISEX
Large-Cap Growth Index Fund	—	TRIRX	—	TILIX
Large-Cap Value Index Fund	—	TRCVX	—	TILVX
Equity Index Fund	TINRX	TIQRX	TCEPX	TIEIX
S&P 500 Index Fund	—	TRSPX	—	TISPX
Small-Cap Blend Index Fund	—	TRBIX	—	TISBX
International Equity Index Fund	—	TRIEX	TRIPX	TCIEX
Enhanced International Equity Index Fund	—	—	—	TFIIX
Enhanced Large-Cap Growth Index Fund	—	—	—	TLIIX
Enhanced Large-Cap Value Index Fund	—	—	—	TEVIX
Social Choice Equity Fund	TICRX	TRSCX	TRPSX	TISCX
Real Estate Securities Fund	TCREX	TRRSX	TRRPX	TIREX
Managed Allocation Fund	TIMRX	TITRX	—	TIMIX
Bond Fund	TIORX	TIDRX	TIDPX	TIBDX
Bond Plus Fund	TCBPX	TCBRX	TBPPX	TIBFX
Short-Term Bond Fund	TCTRX	TISRX	TSTPX	TISIX
High-Yield Fund	TIYRX	TIHRX	TIHPX	TIHYX
Tax-Exempt Bond Fund	TIXRX	—	—	TITIX
Inflation-Linked Bond Fund	TCILX	TIKRX	TIKPX	TIILX
Bond Index Fund	TBILX	TBIRX	TBIPX	TBIIX
Money Market Fund	TIRXX	TIEXX	TPPXX	TCIXX

INVESTMENT COMPANIES

Certain changes are being made with regard to investment in Exchange-Traded Funds and Exchange-Traded Notes in the SAI. Accordingly, the first sentence of the second paragraph under the section entitled “Investment Companies” on page B-14 of the SAI is hereby revised and replaced in its entirety to read as follows (language in bold has been added):

          “Other investment products similar to ETFs in which the Funds may invest are exchange-traded notes (“ETNs”).”

In addition, the last sentence of the same paragraph on page B-14 of the SAI is hereby revised and replaced in its entirety to read as follows (language in bold has been added):

          “As with ETFs, when a Fund invests in an ETN, it will bear certain investor expenses charged by the ETN.”

DISCLOSURE OF PORTFOLIO HOLDINGS

Certain changes are being made to the disclosure of portfolio holdings policy in the SAI. Accordingly, the following hereby replaces in its entirety the section entitled “Disclosure of Portfolio Holdings” on pages B-23 through B-24 of the SAI:

         “DISCLOSURE OF PORTFOLIO HOLDINGS

          The Board has adopted policies and procedures reasonably designed to prevent selective disclosure of each Fund’s portfolio holdings to third parties, other than disclosures of Fund portfolio holdings that are consistent with the best interests of Fund shareholders. Fund holdings disclosure refers to sharing of positional information at the security or investment level either in dollars, shares, or as a percentage of the Fund’s market value. As a general rule, except as described below, the Funds and Advisors will not disclose the Funds’ portfolio holdings to third parties, except as of the end of a calendar month, and no earlier than 30 days after the end of the calendar month. The Fund may disclose its portfolio holdings to all third parties who request it after that period.

          However, with respect to the Money Market Fund, in compliance with SEC regulations, later in 2010, the Fund will begin to post on its website (www.tiaa-cref.org), the Fund’s portfolio holdings as of the last business day of each calendar month within five business days after the end of such month. Such postings will remain accessible on the Fund’s website for at least six calendar months.

          The Trust and Advisors may disclose the Funds’ portfolio holdings to third parties outside the time restrictions described above as follows:

•	The ten largest holdings of any Fund and all holdings of any fund of funds (like Managed Allocation Fund) may be disclosed to third parties ten days after the end of the calendar month.

•

Fund holdings in any particular security can be made available to stock exchanges, regulators or issuers, in each case subject to approval of Advisors’ Chief Compliance Officer or an attorney employed by Advisors holding the title of Vice President and Associate General Counsel or above.

•

Fund portfolio holdings can be made available to rating and ranking organizations (e.g., Morningstar) subject to a written confidentiality agreement between the recipient and Advisors that includes provisions restricting trading on the information provided.

•

Fund portfolio holdings can be made available to any other third party, as long as the recipient has a legitimate business need for the information and the disclosure of Fund portfolio holdings information to that third party is:

	•	approved by an individual holding the title of Funds Treasurer, Chief Investment Officer, Executive Vice President or above;

	•	approved by an individual holding the title of Vice President and Associate General Counsel or above; and

	•	subject to a written confidentiality agreement under which the third party agrees not to trade on the information provided.

•	As may be required by law or by the rules or regulations of the SEC or by the laws or regulations of a foreign jurisdiction in which the Funds invest.

          On an annual basis, the Boards of the respective Funds and of Advisors will receive a report on compliance with these portfolio holdings disclosure procedures, as well as a current copy of the procedures for the Boards’ review and approval and will identify any potential conflicts between Advisors’ interests and those of Fund shareholders in connection with these disclosures.

          Currently, the Funds have ongoing arrangements to disclose, in accordance with the time restrictions and other provisions of the Funds’ portfolio holdings disclosure policy, the portfolio holdings of the Funds to the following recipients: Lipper, a Reuters company; Morningstar, Inc.; Mellon Analytical Solutions; S&P; The Thomson Corporation; Adviser Consultant Network; Command Financial Press; and Bloomberg L.P. The Funds’ portfolio holdings are also disclosed on TIAA-CREF’s corporate website at www.tiaa-cref.org. Each of these entities receives portfolio holdings information on a monthly basis at least 30 days after the end of the most recent calendar month. No compensation was received by the Funds, Advisors or their affiliates as part of these arrangements to disclose portfolio holdings of the Funds.

          In addition, occasionally the Trust and Advisors disclose to certain broker-dealers a Fund’s portfolio holdings, in whole or in part, in order to assist the portfolio managers when they are determining the Fund’s portfolio management and trading strategies. These disclosures are done in accordance with the Funds’ portfolio holdings disclosure policy and are covered by confidentiality agreements. Disclosures of portfolio holdings information will be made to the Funds’ independent registered public accounting firm in connection with the preparation of public filings. Disclosure of portfolio holdings information, including current portfolio holdings information, may be made to counsel to the Funds or counsel to the Funds’ independent trustees in connection with periodic meetings of the Board of Trustees and otherwise from time to time in connection with the Funds’ operations. Also, State Street Bank and Trust Company, as the Funds’ custodian and fund accounting agent, receives a variety of confidential information (including portfolio holdings) in order to process, account for and safe keep the Funds’ assets.

          The entities to which the Funds voluntarily disclose portfolio holdings information are required, either by explicit agreement or by virtue of their respective duties to the Funds, to maintain the confidentiality of the information disclosed. There can be no assurance that the Funds’ policies and procedures regarding selective disclosure of the Funds’ holdings will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

          The Funds send summaries of their portfolio holdings to shareholders semiannually as part of the Funds’ annual and semiannual reports. Full portfolio holdings are also filed with the SEC, and can be accessed from the SEC’s website at www.sec.gov approximately 60 days after the end of each quarter (through Forms N-CSR and N-Q). You can request more frequent portfolio holdings information, subject to the Funds’ policy as stated above, by writing to the Funds at TIAA-CREF Funds, P.O. Box 4674, New York, N.Y. 10164.”

RETIREMENT CLASS SERVICE AGREEMENT

The last sentence of the section entitled “Retirement Class Service Agreement” on page B-36 of the SAI, which sentence begins “The service fees attributable to…”, is hereby removed in its entirety from the SAI.

REFERENCES TO PRIOR SERVICE AGREEMENT

The heading “Other Service Agreements” (and the first four paragraphs of text immediately under such heading) on page B-36 of the SAI, as well as all references to the “Prior Service Agreement”, are hereby removed in their entirety from the SAI.

BROKERAGE ALLOCATION

The second sentence of the fourth paragraph of the “Brokerage Allocation” section on page B-51 of the SAI, which sentence begins “If such research or services are obtained for cash…”, is hereby removed in its entirety from the SAI.

A12256 (5/10)

TIAA-CREF LIFECYCLE FUNDS
TIAA-CREF LIFECYCLE INDEX FUNDS
(each a series of the TIAA-CREF Funds)

SUPPLEMENT NO. 2
dated May 25, 2010
to the February 1, 2010
Statement of Additional Information (“SAI”)

COVER PAGE TICKER SYMBOLS

The cover page to the SAI is being revised to include references to the different share class ticker symbols for each of the funds. Accordingly, the following chart hereby replaces in its entirety the current chart listing each fund on the cover page of the SAI:

Tickers by Class

Fund	Retail	Retirement	Premier	Institutional

Lifecycle Retirement Income Fund	TLRRX	TLIRX	TPILX	TLRIX
Lifecycle 2010 Fund	—	TCLEX	TCTPX	TCTIX
Lifecycle 2015 Fund	—	TCLIX	TCFPX	TCNIX
Lifecycle 2020 Fund	—	TCLTX	TCWPX	TCWIX
Lifecycle 2025 Fund	—	TCLFX	TCQPX	TCYIX
Lifecycle 2030 Fund	—	TCLNX	TCHPX	TCRIX
Lifecycle 2035 Fund	—	TCLRX	TCYPX	TCIIX
Lifecycle 2040 Fund	—	TCLOX	TCZPX	TCOIX
Lifecycle 2045 Fund	—	TTFRX	TTFPX	TTFIX
Lifecycle 2050 Fund	—	TFLRX	TCPLX	TFTIX
Lifecycle Index Retirement Income Fund	—	TRCIX	TLIPX	TRILX
Lifecycle Index 2010 Fund	—	TLTRX	TLTPX	TLTIX
Lifecycle Index 2015 Fund	—	TLGRX	TLFPX	TLFIX
Lifecycle Index 2020 Fund	—	TLWRX	TLWPX	TLWIX
Lifecycle Index 2025 Fund	—	TLQRX	TLVPX	TLQIX
Lifecycle Index 2030 Fund	—	TLHRX	TLHPX	TLHIX
Lifecycle Index 2035 Fund	—	TLYRX	TYLPX	TLYIX
Lifecycle Index 2040 Fund	—	TLZRX	TLPRX	TLZIX
Lifecycle Index 2045 Fund	—	TLMRX	TLMPX	TLXIX
Lifecycle Index 2050 Fund	—	TLLRX	TLLPX	TLLIX

DISCLOSURE OF PORTFOLIO HOLDINGS

Certain changes are being made to the disclosure of portfolio holdings policy in the SAI. Accordingly, the following hereby replaces in its entirety the section entitled “Disclosure of Portfolio Holdings” on pages B-20 through B-21 of the SAI:

          “DISCLOSURE OF PORTFOLIO HOLDINGS

          The Board has adopted policies and procedures reasonably designed to prevent selective disclosure of each Fund’s portfolio holdings to third parties, other than disclosures of Fund portfolio holdings that are consistent with the best interests of Fund shareholders. Fund holdings disclosure refers to sharing of positional information at the security or investment level either in dollars, shares, or as a percentage of the Fund’s market value. As a general rule, except as described below, the Funds and Advisors will not disclose the Funds’ portfolio holdings to third parties, except as of the end of a calendar month, and no earlier than 30 days after the end of the calendar month. The Fund may disclose its portfolio holdings to all third parties who request it after that period.

          The Trust and Advisors may disclose the Funds’ portfolio holdings to third parties outside the time restrictions described above as follows:

•	The ten largest holdings of any Fund may be disclosed to third parties ten days after the end of the calendar month.

•

Fund holdings in any particular security can be made available to stock exchanges, regulators or issuers, in each case subject to approval of Advisors’ Chief Compliance Officer or an attorney employed by Advisors holding the title of Vice President and Associate General Counsel or above.

•

Fund portfolio holdings can be made available to rating and ranking organizations (e.g., Morningstar) subject to a written confidentiality agreement between the recipient and Advisors that includes provisions restricting trading on the information provided.

•

Fund portfolio holdings can be made available to any other third party, as long as the recipient has a legitimate business need for the information and the disclosure of Fund portfolio holdings information to that third party is:

	•	approved by an individual holding the title of Funds Treasurer, Chief Investment Officer, Executive Vice President or above;

	•	approved by an individual holding the title of Vice President and Associate General Counsel or above; and

	•	subject to a written confidentiality agreement under which the third party agrees not to trade on the information provided.

•	As may be required by law or by the rules or regulations of the SEC or by the laws or regulations of a foreign jurisdiction in which the Funds invest.

          On an annual basis, the Boards of the respective Funds and of Advisors will receive a report on compliance with these portfolio holdings disclosure procedures, as well as a current copy of the procedures for the Boards’ review and approval and will identify any potential conflicts between Advisors’ interests and those of Fund shareholders in connection with these disclosures.

          Currently, the Funds have ongoing arrangements to disclose, in accordance with the time restrictions and other provisions of the Funds’ portfolio holdings disclosure policy, the portfolio holdings of the Funds to the following recipients: Lipper, a Reuters company; Morningstar, Inc.; Mellon Analytical Solutions; S&P; The Thomson Corporation; Adviser Consultant Network; Command Financial Press; and Bloomberg L.P. The Funds’ portfolio holdings are also disclosed on TIAA-CREF’s corporate website at www.tiaa-cref.org. Each of these entities receives portfolio holdings information on a monthly basis at least 30 days after the end of the most recent calendar month. No compensation was received by the Funds, Advisors or their affiliates as part of these arrangements to disclose portfolio holdings of the Funds.

          In addition, occasionally the Trust and Advisors disclose to certain broker-dealers a Fund’s portfolio holdings, in whole or in part, in order to assist the portfolio managers when they are determining the Fund’s portfolio management and trading strategies. These disclosures are done in accordance with the Funds’ portfolio holdings disclosure policy and are covered by confidentiality agreements. Disclosures of portfolio holdings information will be made to the Funds’ independent registered public accounting firm in connection with the preparation of public filings. Disclosure of portfolio holdings information, including current portfolio holdings information, may be made to counsel to the Funds or counsel to the Funds’ independent trustees in connection with periodic meetings of the Board of Trustees and otherwise from time to time in connection with the Funds’ operations. Also, State Street Bank and Trust Company, as the Funds’ custodian and fund accounting agent, receives a variety of confidential information (including portfolio holdings) in order to process, account for and safe keep the Funds’ assets.

          The entities to which the Funds voluntarily disclose portfolio holdings information are required, either by explicit agreement or by virtue of their respective duties to the Funds, to maintain the confidentiality of the information disclosed. There can be no assurance that the Funds’ policies and procedures regarding selective disclosure of the Funds’ holdings will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

          The Funds send summaries of their portfolio holdings to shareholders semiannually as part of the Funds’ annual and semiannual reports. Full portfolio holdings are also filed with the SEC, and can be accessed from the SEC’s website at www.sec.gov approximately 60 days after the end of each quarter (through Forms N-CSR and N-Q). You can request more frequent portfolio holdings information, subject to the Funds’ policy as stated above, by writing to the Funds at TIAA-CREF Funds, P.O. Box 4674, New York, N.Y. 10164.”

A12258 (5/10)